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                      MAINSTAY(R) INSTITUTIONAL FUNDS INC.

                         Supplement dated July 21, 2000
                     to the Prospectus dated March 1, 2000
                  (replacing supplement dated April 10, 2000)

PORTFOLIO MANAGER CHANGES

     Asset Manager Fund. Effective April 10, 2000 the sole portfolio manager of the Asset Manager Fund is Mr. Jefferson C. Boyce. Mr. Edward J. Munshower no longer serves as a portfolio manager of the Fund.

     Bond Fund. Effective July 2000, the portfolio managers of the Bond Fund are Mr. Gary Goodenough and Mr. Christopher Harms. Mr. Edward J. Munshower no longer serves as portfolio manager of the Fund.

     Short-Term Bond Fund. Effective July 2000, the portfolio managers of the Short-Term Bond Fund are Mr. Gary Goodenough and Mr. Claude Athaide. Mr. Edward
J. Munshower and Mr. Christopher Harms no longer serve as portfolio managers of the Fund.

PORTFOLIO MANAGERS: BIOGRAPHIES

     The following biographies are added to Know With Whom You're
Investing -- Portfolio Managers: Biographies:

        MR. CLAUDE ATHAIDE became a manager of the Short-Term Bond Fund in July 2000. Mr. Athaide joined MacKay Shields in 1996 and became an Associate in 1999. Prior to joining MacKay Shields, Mr. Athaide taught graduate and undergraduate level courses at George Washington University and The Wharton School of the University of Pennsylvania and was a Quantitative Analyst with Republic National Bank from May 1995 to August 1995.

        MR. GARY GOODENOUGH became a manager of the Bond Fund and the Short-Term Bond Fund in July 2000. Mr. Goodenough joined MacKay Shields as Managing Director and Co-head of the Bond Team in 2000. Prior to joining MacKay Shields, Mr. Goodenough was a Senior Portfolio Manager at Loomis Sayles & Co. from December 1993 to May 2000. Prior to this, he was a Managing Director at Bear Stearns & Company and was a Managing Director of High Yield Bonds and a Managing Director of Global Bonds at Salomon Brothers.

ORGANIZATIONAL CHANGES

     Effective April 1, 2000, New York Life Investment Management LLC ("NYLIM") (previously New York Life Asset Management Operating Company ("NYLAMOC")) replaced New York Life Insurance Company ("New York Life") as the Subadvisor to the Money Market Fund. NYLIM is a wholly owned subsidiary of New York Life Investment Management Holdings LLC (previously New York Life Asset Management
LLC) and an indirect wholly-owned subsidiary of New York Life. This replacement has had no effect on the Fund's investment personnel, investment objectives, fees or any other aspect of the Fund's operations.

     Also effective April 1, 2000, shareholder service fees paid by the Funds for services rendered in connection with the Institutional Service Class shares of the Funds will be paid to MainStay Management LLC (the "Manager") instead of New York Life. In addition, New York Life has stopped serving as the Funds' subadministrator and no longer receives fees from the Funds' Manager for providing subadministration services.

     The following changes are made to the Prospectus:

     The reference to "New York Life Insurance Company" on page 41 of the Prospectus, is hereby deleted and replaced by "New York Life Investment Management LLC."

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     References to "New York Life" in the first paragraph under the heading
Shareholder Services Plan on page 52 of the Prospectus are hereby deleted and replaced by "MainStay Management LLC."

     The last sentence of the first paragraph under the heading Who Runs the Funds' Day-to-Day Business? on page 62 of the Prospectus is hereby deleted in its entirety and the second paragraph under the same heading is hereby deleted in its entirety and replaced with the following: "The Manager pays the salaries and expenses of all personnel affiliated with the Funds, and all the operational expenses that are not the responsibility of the Funds, including the fees paid to the Subadvisors."

     The second paragraph under the heading Who Manages Your Money? on page 63 of the Prospectus is hereby deleted in its entirety and replaced with the following:

        "New York Life Investment Management LLC ("NYLIM", formerly New York Life Asset Management Operating Company), 51 Madison Avenue, New York, NY 10010, is the Subadvisor to the Money Market Fund. NYLIM, formed in 1999 as a Delaware limited liability company, is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). Effective April 1, 2000, NYLIM succeeded to certain portions of the investment advisory business of New York Life, including the portfolio management of the Money Market Fund, and managed over $69 billion in assets."

     In the second sentence of the third paragraph under the same heading "NYLIFE LLC" is hereby replaced by "New York Life Investment Management Holdings LLC."
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                      MAINSTAY(R) INSTITUTIONAL FUNDS INC.

                         MONEY MARKET FUND SWEEP SHARES

                         Supplement dated July 21, 2000
                     to the Prospectus dated March 1, 2000
                  (replacing supplement dated April 10, 2000)

     Effective April 1, 2000, New York Life Investment Management LLC ("NYLIM") (previously New York Life Asset Management Operating Company ("NYLAMOC")) replaced New York Life Insurance Company ("New York Life") as the Subadvisor to the Money Market Fund. NYLIM is a wholly owned subsidiary of New York Life Investment Management Holdings LLC (previously New York Life Asset Management
LLC) and an indirect wholly-owned subsidiary of New York Life. This replacement has had no effect on the Fund's investment personnel, investment objectives, fees or any other aspect of the Fund's operations.

     Also effective April 1, 2000, shareholder service fees paid by the Fund for services rendered in connection with the Money Market Fund Sweep Shares will be paid to MainStay Management LLC (the "Manager") instead of New York Life. In addition, New York Life has stopped serving as the Fund's subadministrator and no longer receives fees from the Fund's Manager for providing subadministration services.

     The following changes are made to the Prospectus:

     The reference to "New York Life Insurance Company" on page 2 of the Prospectus, is hereby deleted and replaced by "New York Life Investment Management LLC."

     References to "New York Life" in the first paragraph under the heading Shareholder Services Plan on page 6 of the Prospectus are hereby deleted and replaced by "MainStay Management LLC."

     The last sentence of the first paragraph under the heading Who Runs the Fund's Day-to-Day Business? on page 11 of the Prospectus is hereby deleted in its entirety and the second paragraph under the same heading is hereby deleted in its entirety and replaced with the following: "The Manager pays the salaries and expenses of all personnel affiliated with the Fund, and all the operational expenses that aren't the responsibility of the Fund, including the fees paid to the Subadvisor."

     The first paragraph under the heading Who Manages Your Money? on page 11 of the Prospectus is hereby deleted in its entirety and replaced with the following:

        "New York Life Investment Management LLC ("NYLIM"), 51 Madison Avenue, New York, NY 10010, is the Subadvisor to the Money Market Fund. NYLIM, formed in 1999 as a Delaware limited liability company, is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). As of April 1, 2000, NYLIM succeeded to certain portions of the investment advisory business of New York Life, including the portfolio management of the Money Market Fund, and managed over $69 billion in assets."

                                                                   MSIPS02-07/00